Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
6.	Intangible Assets
Intangible assets consisted of the following:

	December 31,
	2020	2019
Patents	$591	$547
FCC licenses	480	447

	1,071	994
Less: Accumulated amortization	(320)	(239)

	$751	$755

The patents asset balance as of December 31, 2020 and 2019 includes $284 and $198 of capitalized patent costs, respectively, that will begin amortization upon the issuance of an official patent right to the Company.
As of December 31, 2020, the weighted-average amortization period for patents was 10.2 years and for FCC licenses was 3.1 years. Amortization expense related to intangible assets for the years ended December 31,

2020 and 2019, was $81 and $90, respectively. As of December 31, 2020, the annual amortization of intangible assets for the next five years is as follows:

Years ending December 31,
2021	$91
2022	73
2023	51
2024	45
2025	41
2026 and thereafter	166

467
Capitalized patent costs, unissued	284

$751